UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-04527)

Exact name of registrant as specified in charter:	Putnam Minnesota Tax Exempt Income Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2024

Date of reporting period:	June 1 , 2023 – May 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Minnesota Tax Exempt Income Fund
Class A [PXMNX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Putnam Minnesota Tax Exempt Income Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	0.88%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class A shares of Putnam Minnesota Tax Exempt Income Fund returned 2.73%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	A long duration position, specifically in late 2023, when municipal bonds (munis) moved in sync with falling U.S. Treasury yields
↑	A focus on longer-term munis, which outperformed intermediate and short-term munis over the period
↑	A preference for lower tiers of the investment-grade universe (A and BBB-rated bonds) and the highest-rated bonds in the high-yield universe as spreads tightened
↑	Security selection within single-family housing, airports, and private higher education bonds

Top detractors from performance:
↓	Security selection within nursing homes and multi-family housing bonds
↓	An underweight position in non-rated bonds
Putnam Minnesota Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	39049-ATSA-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,600 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class A (without sales charge)	2.73	0.55	1.71
Class A (with sales charge)	-1.38	-0.26	1.30
Bloomberg Municipal Bond Index	2.67	0.93	2.25
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$181,176,142
Total Number of Portfolio Holdings*	176
Total Management Fee Paid	$746,668
Portfolio Turnover Rate	18%
*	Includes derivatives, if applicable.
Putnam Minnesota Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	39049-ATSA-0724

WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on
January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, the addition of a provision specifying that there are no third-party beneficiaries to the contracts, and (in some cases) certain non-substantive changes.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Minnesota Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	39049-ATSA-0724

Putnam Minnesota Tax Exempt Income Fund
Class B [PMTBX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Putnam Minnesota Tax Exempt Income Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$150	1.48%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class B shares of Putnam Minnesota Tax Exempt Income Fund returned 2.11%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	A long duration position, specifically in late 2023, when municipal bonds (munis) moved in sync with falling U.S. Treasury yields
↑	A focus on longer-term munis, which outperformed intermediate and short-term munis over the period
↑	A preference for lower tiers of the investment-grade universe (A and BBB-rated bonds) and the highest-rated bonds in the high-yield universe as spreads tightened
↑	Security selection within single-family housing, airports, and private higher education bonds

Top detractors from performance:
↓	Security selection within nursing homes and multi-family housing bonds
↓	An underweight position in non-rated bonds
Putnam Minnesota Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	39049-ATSB-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class B 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class B (without sales charge)	2.11	-0.04	1.22
Class B (with sales charge)	-2.89	-0.41	1.22
Bloomberg Municipal Bond Index	2.67	0.93	2.25
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$181,176,142
Total Number of Portfolio Holdings*	176
Total Management Fee Paid	$746,668
Portfolio Turnover Rate	18%
*	Includes derivatives, if applicable.
Putnam Minnesota Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	39049-ATSB-0724

WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on
January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, the addition of a provision specifying that there are no third-party beneficiaries to the contracts, and (in some cases) certain non-substantive changes.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Minnesota Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	39049-ATSB-0724

Putnam Minnesota Tax Exempt Income Fund
Class C [PMOCX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Putnam Minnesota Tax Exempt Income Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$165	1.63%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class C shares of Putnam Minnesota Tax Exempt Income Fund returned 1.96%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	A long duration position, specifically in late 2023, when municipal bonds (munis) moved in sync with falling U.S. Treasury yields
↑	A focus on longer-term munis, which outperformed intermediate and short-term munis over the period
↑	A preference for lower tiers of the investment-grade universe (A and BBB-rated bonds) and the highest-rated bonds in the high-yield universe as spreads tightened
↑	Security selection within single-family housing, airports, and private higher education bonds

Top detractors from performance:
↓	Security selection within nursing homes and multi-family housing bonds
↓	An underweight position in non-rated bonds
Putnam Minnesota Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	39049-ATSC-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class C (without sales charge)	1.96	-0.21	1.09
Class C (with sales charge)	0.96	-0.21	1.09
Bloomberg Municipal Bond Index	2.67	0.93	2.25
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$181,176,142
Total Number of Portfolio Holdings*	176
Total Management Fee Paid	$746,668
Portfolio Turnover Rate	18%
*	Includes derivatives, if applicable.
Putnam Minnesota Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	39049-ATSC-0724

WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on
January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, the addition of a provision specifying that there are no third-party beneficiaries to the contracts, and (in some cases) certain non-substantive changes.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Minnesota Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	39049-ATSC-0724

Putnam Minnesota Tax Exempt Income Fund
Class R6 [PMVTX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Putnam Minnesota Tax Exempt Income Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$59	0.58%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class R6 shares of Putnam Minnesota Tax Exempt Income Fund returned 3.03%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	A long duration position, specifically in late 2023, when municipal bonds (munis) moved in sync with falling U.S. Treasury yields
↑	A focus on longer-term munis, which outperformed intermediate and short-term munis over the period
↑	A preference for lower tiers of the investment-grade universe (A and BBB-rated bonds) and the highest-rated bonds in the high-yield universe as spreads tightened
↑	Security selection within single-family housing, airports, and private higher education bonds

Top detractors from performance:
↓	Security selection within nursing homes and multi-family housing bonds
↓	An underweight position in non-rated bonds
Putnam Minnesota Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	39049-ATSR6-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class R6 (without sales charge)	3.03	0.84	1.97
Class R6 (with sales charge)	3.03	0.84	1.97
Bloomberg Municipal Bond Index	2.67	0.93	2.25
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 5/22/2018. Returns for periods before 5/22/2018 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$181,176,142
Total Number of Portfolio Holdings*	176
Total Management Fee Paid	$746,668
Portfolio Turnover Rate	18%
*	Includes derivatives, if applicable.
Putnam Minnesota Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	39049-ATSR6-0724

WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on
January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, the addition of a provision specifying that there are no third-party beneficiaries to the contracts, and (in some cases) certain non-substantive changes.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Minnesota Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	39049-ATSR6-0724

Putnam Minnesota Tax Exempt Income Fund
Class Y [PMNYX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Putnam Minnesota Tax Exempt Income Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$64	0.63%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class Y shares of Putnam Minnesota Tax Exempt Income Fund returned 2.99%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	A long duration position, specifically in late 2023, when municipal bonds (munis) moved in sync with falling U.S. Treasury yields
↑	A focus on longer-term munis, which outperformed intermediate and short-term munis over the period
↑	A preference for lower tiers of the investment-grade universe (A and BBB-rated bonds) and the highest-rated bonds in the high-yield universe as spreads tightened
↑	Security selection within single-family housing, airports, and private higher education bonds

Top detractors from performance:
↓	Security selection within nursing homes and multi-family housing bonds
↓	An underweight position in non-rated bonds
Putnam Minnesota Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	39049-ATSY-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class Y (without sales charge)	2.99	0.80	1.96
Class Y (with sales charge)	2.99	0.80	1.96
Bloomberg Municipal Bond Index	2.67	0.93	2.25
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$181,176,142
Total Number of Portfolio Holdings*	176
Total Management Fee Paid	$746,668
Portfolio Turnover Rate	18%
*	Includes derivatives, if applicable.
Putnam Minnesota Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	39049-ATSY-0724

WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on
January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, the addition of a provision specifying that there are no third-party beneficiaries to the contracts, and (in some cases) certain non-substantive changes.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Minnesota Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	39049-ATSY-0724

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments (Code of Ethics of Franklin Templeton effective March 4, 2024) with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In connection with the acquisition of Putnam Investments by Franklin Templeton, the Putnam Investments Code of Ethics was amended effective January 1, 2024 to reflect revised compliance processes, including: (i) Compliance with the Putnam Investments Code of Ethics will be viewed as compliance with the Franklin Templeton Code for certain Putnam employees who are dual-hatted in Franklin Templeton advisory entities (ii) Certain Franklin Templeton employees are required to hold shares of Putnam mutual funds at Putnam Investor Services, Inc. and (iii) Certain provisions of the Putnam Investments Code of Ethics are amended that are no longer needed due to organizational changes. Effective March 4, 2024, the majority of legacy Putnam employees transitioned to Franklin Templeton policies outlined in the Franklin Templeton Code.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Dr. Hill and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

May 31, 2024	$42,281	$ —	$7,657	$ —
May 31, 2023	$38,279	$ —	$7,434	$ —

For the fiscal years ended May 31, 2024 and May 31, 2023, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $672,020 and $249,177 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

May 31, 2024	$ —	$664,363	$ —	$ —
May 31, 2023	$ —	$241,743	$ —	$ —

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Minnesota Tax Exempt Income Fund

Financial Statements and Other Important Information

Annual | May 31, 2024

Financial Statements and Other Important Information—Annual	franklintempleton.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Putnam Minnesota Tax Exempt Income Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of Putnam Minnesota Tax Exempt Income Fund (the “Fund”) as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the five years in the period ended May 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 15, 2024

We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Minnesota Tax Exempt Income Fund 1

The fund’s portfolio 5/31/24 (Unaudited)

Key to holding’s abbreviations

AGM Assured Guaranty Municipal Corporation
COP Certificates of Participation
FHLMC Coll. Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. Federal National Mortgage Association Collateralized
G.O. Bonds General Obligation Bonds
GNMA Coll. Government National Mortgage Association Collateralized
U.S. Govt. Coll. U.S. Government Collateralized
VRDN Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.36% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (98.6%)*	Rating**	Principal amount	Value
Guam (1.5%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Baa3	$430,000	$432,736
Territory of GU, Govt. Bus. Privilege Tax Rev. Bonds, Ser. F, 4.00%, 1/1/42	Baa3	1,300,000	1,210,222
Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, Ser. A, 5.00%, 1/1/50	A−	1,000,000	1,018,308
			2,661,266
Minnesota (96.0%)
Anoka-Hennepin, G.O. Bonds, (Indpt. School Dist. No. 11), Ser. A, 3.00%, 2/1/45	AAA	4,100,000	3,191,650
Apple Valley, Sr. Hsg. Rev. Bonds, (Orchard Path Phase II), 4.00%, 9/1/61	BB−/P	400,000	309,999
Aurora, G.O. Bonds, (Indpt. School Dist. No. 2711), Ser. B, zero %, 2/1/29	Aa1	940,000	759,331
Baytown Twp., Lease Rev. Bonds, Ser. A
4.00%, 8/1/41	BB+	1,550,000	1,329,364
4.00%, 8/1/36	BB+	300,000	274,691
Bethel, Charter School Lease Rev. Bonds, (Spectrum High School), Ser. A, 4.25%, 7/1/47	BB+	895,000	754,878
Burnsville, G.O. Bonds, Ser. A, 2.30%, 12/20/28	AAA	1,060,000	945,541
Center City, Hlth. Care Fac. Rev. Bonds, (Hazelden Betty Ford Foundation), 5.00%, 11/1/44	Baa1	500,000	500,563
Central MN Muni. Pwr. Agcy. Rev. Bonds, AGM
4.00%, 1/1/42	AA	340,000	336,999
3.00%, 1/1/37	AA	300,000	256,969
3.00%, 1/1/36	AA	300,000	260,348
3.00%, 1/1/35	AA	375,000	327,877
3.00%, 1/1/34	AA	780,000	687,001
Chisholm Cnty., G.O. Bonds, (Indpt. School Dist. No. 695), Ser. A, zero %, 2/1/34	Aa1	525,000	352,427
Circle Pines, G.O. Bonds, (Indpt. School Dist. No. 12), Ser. A, zero %, 2/1/25	AAA	750,000	726,880
Cologne, Charter School Lease Rev. Bonds, Ser. A, 5.00%, 7/1/34	Ba1	345,000	344,972
Deephaven, Charter School Lease Rev. Bonds, (Eagle Ridge Academy), Ser. A, 5.25%, 7/1/40	BB+	500,000	501,171
Duluth, COP, (Indpt. School Dist. No. 709)
Ser. B, 5.00%, 2/1/28	Aa1	1,390,000	1,454,798
Ser. B, 5.00%, 2/1/27	Aa1	370,000	383,147
Ser. A, 4.00%, 3/1/32 (Prerefunded 3/1/27)	Baa1	1,355,000	1,370,086
Duluth, Econ. Dev. Auth. Rev. Bonds, (Benedictine Hlth. Syst. Oblig. Group), Ser. A
4.00%, 7/1/41	BB/P	930,000	743,138
4.00%, 7/1/36	BB/P	250,000	218,422
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Essentia Hlth. Oblig. Group), Ser. A, 5.25%, 2/15/58	A−	1,000,000	1,012,292
(Essentia Hlth. Oblig. Group), 5.00%, 2/15/43	A−	2,000,000	2,030,528
(St. Luke’s Hosp. of Duluth Oblig. Group), 4.00%, 6/15/39	AA−	225,000	224,144
(St. Luke’s Hosp. of Duluth Oblig. Group), 4.00%, 6/15/38	AA−	375,000	376,523
(St. Luke’s Hosp. of Duluth Oblig. Group), 3.00%, 6/15/44	AA−	825,000	673,040
Forest Lake, Charter School Lease Rev. Bonds, (LILA Bldg. Co.), Ser. A
5.50%, 8/1/36	BB+	250,000	250,248
4.50%, 8/1/26	BB+	220,000	219,004
Gibbon, G.O. Bonds, ((Indpt. School Dist. No. 2365), Ser. A, 5.00%, 2/1/48	AAA	1,850,000	1,950,778
Ham Lake, Charter School Lease Rev. Bonds
(DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB−/P	500,000	436,249
(Parnassus Preparatory School), Ser. A, 5.00%, 11/1/36	BB+	250,000	249,760
Hastings, G.O. Bonds, (Indpt. School Bldg. & Dist. No. 200), Ser. A, zero %, 2/1/30	Aa1	1,000,000	789,323
Hennepin Cnty., G.O. Bonds, Ser. C
5.00%, 12/15/35	AAA	3,000,000	3,270,026
5.00%, 12/1/34	AAA	1,500,000	1,550,351

2 Putnam Minnesota Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (98.6%)* cont.	Rating**	Principal amount	Value
Minnesota cont.
Hennepin Cnty., Regl. RR Auth. G.O. Bonds, Ser. A, 5.00%, 12/1/35	AAA	$3,000,000	$3,198,520
Independence, Charter School Rev. Bonds, (Global Academy, Inc.), Ser. A, 4.00%, 7/1/51	BB	650,000	504,384
Maple Grove, Hlth. Care Fac. Rev. Bonds, (Maple Grove Hosp. Corp.)
5.00%, 5/1/32	Baa2	500,000	507,215
5.00%, 5/1/31	Baa2	500,000	508,600
5.00%, 5/1/30	Baa2	850,000	865,017
4.00%, 5/1/37	Baa2	1,000,000	916,752
Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds
Ser. A, 5.00%, 1/1/52	A+	2,000,000	2,099,432
Ser. C, 5.00%, 1/1/37	AA−	825,000	854,166
Ser. C, 5.00%, 1/1/36	AA−	825,000	855,374
Ser. A, 5.00%, 1/1/35	A+	900,000	1,009,162
Ser. A, 4.25%, 1/1/52	A+	2,375,000	2,268,683
Minneapolis, G.O. Bonds
(Special School Dist. No. 1), Ser. A, 4.00%, 2/1/35	AAA	1,590,000	1,625,196
3.00%, 12/1/28	AAA	1,650,000	1,569,570
Minneapolis, Rev. Bonds, (YMCA of the Greater Twin Cities)
4.00%, 6/1/31	Baa2	100,000	100,663
4.00%, 6/1/27	Baa2	100,000	100,615
Minneapolis, Hlth. Care Syst. Mandatory Put Bonds (11/15/28), (Allina Hlth.), Ser. A, 5.00%, 11/15/52	A1	2,000,000	2,094,477
Minneapolis, Hlth. Care Syst. Rev. Bonds
(Fairview Hlth. Svcs. Oblig. Group), Ser. A, 5.00%, 11/15/44	Baa1	250,000	250,679
(Fairview Hlth. Svcs. Oblig. Group), Ser. A, 5.00%, 11/15/34	Baa1	2,230,000	2,300,759
(Allina Hlth.), 4.00%, 11/15/40	A1	4,510,000	4,351,579
(Fairview Hlth. Svcs. Oblig. Group), Ser. A, 4.00%, 11/15/38	Baa1	500,000	458,741
Minneapolis, Multi-Fam. Rev. Bonds, (14th and Central, LLLP), FNMA Coll., 2.35%, 2/1/38	AA+	4,630,784	3,496,313
Minneapolis, Student Hsg. 144A Rev. Bonds, (Riverton Cmnty. Hsg.), 5.00%, 8/1/53	BB/P	500,000	477,106
MN State COP
5.00%, 11/1/41	AA+	3,000,000	3,350,717
5.00%, 11/1/40	AA+	3,500,000	3,913,297
(Legislative Office Fac.), 5.00%, 6/1/37	AA+	3,000,000	3,006,987
MN State Agriculture & Econ. Dev. Board Rev. Bonds, (HealthPartners), 5.25%, 1/1/54	A2	2,500,000	2,670,179
MN State Higher Ed. Fac. Auth. Rev. Bonds
(St. Catherine U.), 5.125%, 10/1/48	Baa1	750,000	742,362
(U. of St. Thomas), Ser. A, 5.00%, 10/1/49	A2	1,825,000	1,907,589
(Carleton College), 5.00%, 3/1/48	Aa2	2,750,000	2,905,252
(Bethel U.), 5.00%, 5/1/47	BB+	1,000,000	886,514
(Augsburg U.), Ser. A, 5.00%, 5/1/46	Ba1	750,000	670,941
(St. Catherine U.), 5.00%, 10/1/43	Baa1	600,000	599,155
(U. of St. Thomas), 5.00%, 10/1/40	A2	1,000,000	1,040,693
(Carleton College), 5.00%, 3/1/39	Aa2	1,010,000	1,101,158
(Carleton College), 5.00%, 3/1/38	Aa2	475,000	520,414
(Carleton College), 5.00%, 3/1/37	Aa2	500,000	553,316
(College of St. Benedict), Ser. 8-K, 5.00%, 3/1/37	Baa2	1,000,000	1,007,665
(U. of St. Thomas), Ser. L-8, 5.00%, 4/1/35	A2	750,000	762,357
(U. of St. Thomas), Ser. A, 4.125%, 10/1/53	A2	2,325,000	2,200,292
(Macalester College), 4.00%, 3/1/48	Aa3	1,000,000	934,184
(St. Olaf College), 4.00%, 10/1/46	A1	5,100,000	4,838,134
(College of St. Benedict), Ser. 8-K, 4.00%, 3/1/43	Baa2	1,000,000	871,358
(College of St. Scholastica, Inc.), 4.00%, 12/1/40	Baa2	1,500,000	1,309,073
(St. John’s U.), 4.00%, 10/1/39	A2	425,000	424,920
(St. Catherine U.), Ser. A, 4.00%, 10/1/37	Baa1	580,000	539,510
(Carleton College), 4.00%, 3/1/37	Aa2	500,000	501,666
(St. Catherine U.), Ser. A, 4.00%, 10/1/36	Baa1	920,000	865,716
(College of St. Benedict), 4.00%, 3/1/36	Baa2	410,000	387,166
(St. John’s U.), 4.00%, 10/1/35	A2	170,000	171,505
(U. of St. Thomas), Ser. A, 4.00%, 10/1/35	A2	400,000	400,802
(St. John’s U.), 4.00%, 10/1/34	A2	175,000	176,455
(U. of St. Thomas), Ser. A, 4.00%, 10/1/34	A2	400,000	400,684

Putnam Minnesota Tax Exempt Income Fund 3

MUNICIPAL BONDS AND NOTES (98.6%)* cont.	Rating**	Principal amount	Value
Minnesota cont.
MN State Higher Ed. Fac. Auth. Rev. Bonds
(St. John’s U.), 4.00%, 10/1/33	A2	$475,000	$479,018
(St. Olaf College), Ser. 8-N, 4.00%, 10/1/26	A1	85,000	85,155
(Macalester College), 3.00%, 3/1/43	Aa3	325,000	256,856
(Macalester College), 3.00%, 3/1/40	Aa3	360,000	298,283
(St. John’s U.), 3.00%, 10/1/38	A2	245,000	203,147
(St. Olaf College), 3.00%, 10/1/38	A1	2,000,000	1,679,094
(St. John’s U.), 3.00%, 10/1/36	A2	420,000	363,064
MN State Hsg. Fin. Agcy. Rev. Bonds, Ser. F, GNMA Coll., FNMA Coll., FHLMC Coll., 3.00%, 7/1/52	Aa1	2,680,000	2,568,331
MN State Muni. Gas Agcy. Mandatory Put Bonds (12/1/27), Ser. A, 4.00%, 12/1/52	Aa1	4,000,000	4,006,992
MN State Muni. Pwr. Agcy. Elec. Rev. Bonds
Ser. A, 5.00%, 10/1/34	Aa3	850,000	852,774
5.00%, 10/1/33	Aa3	250,000	250,849
5.00%, 10/1/29	Aa3	350,000	361,127
MN State Office of Higher Ed. Rev. Bonds, (Supplemental Student Loan Program), 4.00%, 11/1/37	AA	200,000	195,910
MN State Res. Hsg. Fin. Agcy. Rev. Bonds
Ser. C, 4.00%, 8/1/39	Aa1	1,000,000	987,697
Ser. E, 3.50%, 1/1/46	Aa1	100,000	98,890
MN State Res. Hsg. Fin. Agcy. VRDN, GNMA Coll., FNMA Coll., FHLMC Coll., 3.30%, 1/1/41	VMIG 1	1,500,000	1,500,000
MN State Rural Wtr. Fin. Auth. Rev. Bonds, (Pub. Projects Construction), 4.375%, 4/1/25	AAA/P	2,000,000	2,000,176
Moorhead, Edl. Fac. Rev. Bonds, (Concordia College Corp.), 5.00%, 12/1/40	Baa2	500,000	501,531
Northern MN Muni. Pwr. Agcy. Elec. Syst. Rev. Bonds
5.00%, 1/1/41	A3	400,000	406,856
AGM, 5.00%, 1/1/41	AA	515,000	540,537
AGM, 5.00%, 1/1/39	AA	250,000	264,378
5.00%, 1/1/36	A3	180,000	185,577
5.00%, 1/1/35	A3	170,000	175,405
5.00%, 1/1/34	A3	210,000	216,376
5.00%, 1/1/33	A3	235,000	242,362
5.00%, 1/1/32	A3	215,000	222,045
5.00%, 1/1/31	A3	200,000	206,715
5.00%, 1/1/28	A3	250,000	255,285
Otsego, Charter School Lease Rev. Bonds, (Kaleidoscope Charter School), Ser. A, 5.00%, 9/1/44	BB−	200,000	177,578
Ramsey Cnty., G.O. Bonds, Ser. A, 3.375%, 2/1/39	Aaa	580,000	520,143
Ramsey, Charter School Rev. Bonds, (PACT Charter School), Ser. A, 5.00%, 6/1/32	BB+	600,000	603,684
Rice Cnty., G.O. Bonds, Ser. A, 4.00%, 2/1/48	AAA	2,000,000	1,908,260
Richfield, G.O. Bonds, (Indpt. School Dist. No. 280), Ser. A, 4.00%, 2/1/36	AAA	1,500,000	1,509,504
Rochester, G.O. Bonds, (Indpt. School Dist. No. 535), Ser. A, 4.00%, 2/1/32	AAA	1,805,000	1,852,422
Rochester, Elec. Util. Rev. Bonds, Ser. A
5.00%, 12/1/36	Aa3	500,000	511,265
5.00%, 12/1/35	Aa3	730,000	749,237
Rochester, Hlth. Care Fac. Rev. Bonds, (Mayo Clinic)
Ser. B, 5.00%, 11/15/36	Aa2	500,000	581,071
4.00%, 11/15/48	Aa2	1,500,000	1,447,493
Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic), Ser. A, 3.16%, 11/15/38	A-1+	2,000,000	2,000,000
Sartell, G.O. Bonds, (Indpt. School Bldg. & Dist. No. 748), Ser. B, zero %, 2/1/34	Aa1	700,000	451,184
Shakopee, G.O. Bonds, (Indpt. School Dist. No. 720), Ser. C, zero %, 2/1/30	Aa1	3,355,000	2,652,585
Shakopee, Hlth. Care Fac. Rev. Bonds, (St. Francis Regl. Med. Ctr.)
5.00%, 9/1/34	A−	670,000	670,127
5.00%, 9/1/29	A−	250,000	250,032
Southern MN Muni. Pwr. Agcy. Supply Syst. Rev. Bonds, Ser. A
5.00%, 1/1/47	A1	1,815,000	1,871,313
5.00%, 1/1/36	A1	500,000	509,415
St. Cloud, Hlth. Care Rev. Bonds, (CentraCare Hlth. Syst.)
Ser. A, 5.00%, 5/1/46	A2	1,500,000	1,510,416
4.00%, 5/1/49	A2	2,505,000	2,299,095
St. Paul, Hsg. & Redev. Auth. Rev. Bonds, (SPCPA Bldg. Co.), Ser. A, 4.625%, 3/1/43	BB−	350,000	301,549

4 Putnam Minnesota Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (98.6%)* cont.	Rating**	Principal amount	Value
Minnesota cont.
St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds
(Hmong College Preparatory Academy), 5.00%, 9/1/55	BB+	$2,500,000	$2,283,047
Ser. A, 5.00%, 12/1/37	BBB−	500,000	493,486
(Twin Cities Academy), Ser. A, 5.00%, 7/1/35	BB	250,000	244,995
(German Immersion School), Ser. A, 5.00%, 7/1/33	BB	500,000	500,046
(Nova Classical Academy), Ser. A, 4.00%, 9/1/36	BB+	950,000	876,868
(Nova Classical Academy), 4.00%, 9/1/31	BB+	350,000	337,375
(Nova Classical Academy), 2.00%, 9/1/26	BB+	235,000	221,865
St. Paul, Hsg. & Redev. Auth. Energy Rev. Bonds, Ser. A, 4.00%, 10/1/33	A−	650,000	651,701
St. Paul, Hsg. & Redev. Auth. Hlth. Care Rev. Bonds, (Fairview Hlth. Svcs. Oblig. Group), Ser. A
4.00%, 11/15/37	Baa1	1,000,000	927,810
4.00%, 11/15/36	Baa1	1,000,000	936,157
St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds
(HealthPartners Oblig. Group), Ser. A, 5.00%, 7/1/32	A2	500,000	503,173
(HealthPartners), 5.00%, 7/1/30	A2	1,000,000	1,006,639
St. Paul, Hsg. & Redev. Auth. Hosp. Fac. Rev. Bonds, (Healtheast Care Syst.), Ser. A, U.S. Govt. Coll., 5.00%, 11/15/40 (Prerefunded 11/15/25)	AAA/P	650,000	661,562
St. Paul, Metro. Council Area G.O. Bonds, (Waste Wtr.), Ser. I, 3.00%, 3/1/27	Aaa	750,000	724,613
St. Paul, Port Auth. Dist. Energy Rev. Bonds, Ser. 23-3, 4.75%, 10/1/43	A−	1,000,000	1,005,331
St. Paul, Port Auth. Lease Rev. Bonds, (Regions Hosp. Pkg. Ramp), Ser. 1, 5.00%, 8/1/36	A−/P	680,000	680,208
U. of MN Rev. Bonds, Ser. A
5.00%, 9/1/42	Aa1	1,410,000	1,450,589
5.00%, 4/1/41	Aa1	2,000,000	2,024,639
5.00%, 9/1/40	Aa1	1,460,000	1,504,991
Wadena, Rev. Bonds, (Astera Hlth.), Ser. A
5.00%, 12/1/45	A2	1,900,000	1,983,882
5.00%, 12/1/34	A2	455,000	504,036
5.00%, 12/1/33	A2	385,000	424,189
5.00%, 12/1/32	A2	365,000	399,442
5.00%, 12/1/31	A2	395,000	429,328
Warren-Alvarado-Oslo, G.O. Bonds, (Indpt. School Dist. No. 2176), Ser. A
3.625%, 2/1/40	Aa1	1,120,000	1,033,637
3.50%, 2/1/39	Aa1	1,300,000	1,192,397
3.25%, 2/1/36	Aa1	625,000	579,853
Western MN Muni. Pwr. Agcy. Rev. Bonds
(Red Rock Hydroelectric), Ser. A, 5.00%, 1/1/49	Aa2	3,500,000	3,576,913
Ser. A, 5.00%, 1/1/32	Aa2	500,000	510,211
Winona, G.O. Bonds, (Indpt. School Dist. No 861), Ser. A, 4.00%, 2/1/31	AAA	1,075,000	1,102,167
Wright Cnty., COP, Ser. A, 3.00%, 12/1/39	AA	1,050,000	870,430
Wright Cnty., G.O. Bonds
Ser. A, 3.45%, 12/1/37	AA+	1,680,000	1,538,953
(Cap. Impt. Plan), Ser. A, 3.30%, 12/1/35	AA+	2,050,000	1,887,565
			173,984,483
New Jersey (0.1%)
NJ State Econ. Dev. Auth. Rev. Bonds, (NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB+	260,000	260,104
			260,104
Ohio (0.1%)
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group), Ser. A, 5.00%, 7/1/40	A	250,000	250,649
			250,649
Puerto Rico (0.3%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1, 4.00%, 7/1/37	BB/P	500,000	485,100
			485,100
Washington (0.6%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.75%, 12/1/44	BB+	1,000,000	1,030,208
			1,030,208
Total municipal bonds and notes (cost $184,958,520)			$178,671,810

Putnam Minnesota Tax Exempt Income Fund 5

SHORT-TERM INVESTMENTS (0.3%)*	Shares	Value
Putnam Short Term Investment Fund Class P 5.46% L	586,746	$586,746
Total short-term investments (cost $586,746)		$586,746

TOTAL INVESTMENTS
Total investments (cost $185,545,266)	$179,258,556

Notes to the fund’s portfolio
	Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from June 1, 2023 through May 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $181,176,142.
**	The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. Ratings are not covered by the Report of Independent Registered Public Accounting Firm. For further details regarding security ratings, please see the Statement of Additional Information.
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, Intercontinental Exchange (ICE) London Interbank Offered Rate (LIBOR) USD 1 Month, ICE LIBOR USD 3 Month, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 3.36%, 5.44%, 5.60%, 5.34%, 5.34% and 5.31%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	25.9%
	Local debt	21.9
	Health care	20.8
	Utilities	10.2

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$178,671,810	$—
Short-term investments	—	586,746	—
Totals by level	$—	$179,258,556	$—

The accompanying notes are an integral part of these financial statements.

6 Putnam Minnesota Tax Exempt Income Fund

Financial Statements

Statement of assets and liabilities

5/31/24

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $184,958,520)	$178,671,810
Affiliated issuers (identified cost $586,746) (Note 5)	586,746
Interest and other receivables	2,230,926
Receivable for shares of the fund sold	152,318
Prepaid assets	25,275
Total assets	181,667,075

LIABILITIES
Payable for investments purchased	70
Payable for shares of the fund repurchased	182,872
Payable for compensation of Manager (Note 2)	128,605
Payable for custodian fees (Note 2)	4,191
Payable for investor servicing fees (Note 2)	40,923
Payable for Trustee compensation and expenses (Note 2)	39,238
Payable for administrative services (Note 2)	650
Payable for distribution fees (Note 2)	27,722
Payable for auditing and tax fees	49,119
Other accrued expenses	17,543
Total liabilities	490,933
Net assets	$181,176,142

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$190,608,087
Total distributable earnings (Note 1)	(9,431,945)
Total — Representing net assets applicable to capital shares outstanding	$181,176,142

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($52,815,052 divided by 6,144,956 shares)	$8.59
Offering price per class A share (100/96.00 of $8.59)*	$8.95
Net asset value and offering price per class B share ($24,093 divided by 2,811 shares)**	$8.57
Net asset value and offering price per class C share ($2,931,638 divided by 341,617 shares)**	$8.58
Net asset value, offering price and redemption price per class R6 share ($4,655,674 divided by 540,479 shares)	$8.61
Net asset value, offering price and redemption price per class Y share ($120,749,685 divided by 14,022,268 shares)	$8.61
*	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Minnesota Tax Exempt Income Fund  7

Statement of operations

Year ended 5/31/24

Investment income
Interest (including interest income of $87,673 from investments in affiliated issuers) (Note 5)	$6,299,371
Total investment income	6,299,371

EXPENSES
Compensation of Manager (Note 2)	746,668
Investor servicing fees (Note 2)	162,143
Custodian fees (Note 2)	12,122
Trustee compensation and expenses (Note 2)	8,705
Distribution fees (Note 2)	173,900
Administrative services (Note 2)	4,923
Other	159,056
Total expenses	1,267,517
Expense reduction (Note 2)	(1,148)
Net expenses	1,266,369
Net investment income	5,033,002

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(901,506)
Swap contracts (Note 1)	16,750
Total net realized loss	(884,756)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	454,371
Swap contracts	(35,069)
Total change in net unrealized appreciation	419,302
Net loss on investments	(465,454)
Net increase in net assets resulting from operations	$4,567,548

The accompanying notes are an integral part of these financial statements.

8  Minnesota Tax Exempt Income Fund

Statement of changes in net assets

	Year ended 5/31/24	Year ended 5/31/23
Increase in net assets
Operations
Net investment income	$5,033,002	$3,901,075
Net realized gain (loss) on investments	(884,756)	174,581
Change in net unrealized appreciation (depreciation) of investments	419,302	(3,844,987)
Net increase in net assets resulting from operations	4,567,548	230,669
Distributions to shareholders (Note 1):
From ordinary income
Taxable net investment income
Class A	(38,069)	—
Class B	(18)	—
Class C	(2,234)	—
Class R6	(3,328)	—
Class Y	(85,314)	—
From tax-exempt net investment income
Class A	(1,446,054)	(1,338,943)
Class B	(838)	(1,575)
Class C	(63,959)	(63,458)
Class R6	(138,607)	(126,132)
Class Y	(3,175,475)	(2,325,441)
Increase from capital share transactions (Note 4)	12,191,842	18,046,892
Total increase in net assets	11,805,494	14,422,012
Net assets
Beginning of year	169,370,648	154,948,636
End of year	$181,176,142	$169,370,648

The accompanying notes are an integral part of these financial statements.

Minnesota Tax Exempt Income Fund  9

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [a]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [b]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
May 31, 2024	$8.59	.24	(.01)	.23	(.23)	—	(.23)	$8.59	2.73	$52,815.88		2.72	18
May 31, 2023	8.80	.20	(.21)	(.01)	(.20)	—	(.20)	8.59	(.09)	57,465.90		2.35	16
May 31, 2022	9.61	.16	(.79)	(.63)	(.16)	(.02)	(.18)	8.80	(6.65)	57,695.86		1.67	25
May 31, 2021	9.44	.17	.21	.38	(.17)	(.04)	(.21)	9.61	4.02	69,200.86		1.76	12
May 31, 2020	9.35	.19	.10	.29	(.19)	(.01)	(.20)	9.44	3.15	65,151.85		2.16	14
Class B
May 31, 2024	$8.57	.18	— [c]	.18	(.18)	—	(.18)	$8.57	2.11	$24	1.48	2.07	18
May 31, 2023	8.77	.15	(.20)	(.05)	(.15)	—	(.15)	8.57	(.59)	70	1.50	1.71	16
May 31, 2022	9.58	.10	(.79)	(.69)	(.10)	(.02)	(.12)	8.77	(7.24)	133	1.46	1.06	25
May 31, 2021	9.41	.11	.21	.32	(.11)	(.04)	(.15)	9.58	3.41	190	1.46	1.17	12
May 31, 2020	9.32	.13	.10	.23	(.13)	(.01)	(.14)	9.41	2.51	254	1.47	1.55	14
Class C
May 31, 2024	$8.58	.17	— [c]	.17	(.17)	—	(.17)	$8.58	1.96	$2,932	1.63	1.97	18
May 31, 2023	8.79	.14	(.22)	(.08)	(.13)	—	(.13)	8.58	(.86)	3,730	1.65	1.58	16
May 31, 2022	9.60	.09	(.79)	(.70)	(.09)	(.02)	(.11)	8.79	(7.37)	4,705	1.61	.92	25
May 31, 2021	9.43	.10	.21	.31	(.10)	(.04)	(.14)	9.60	3.24	6,605	1.61	1.03	12
May 31, 2020	9.34	.12	.10	.22	(.12)	(.01)	(.13)	9.43	2.36	12,439	1.62	1.39	14
Class R6
May 31, 2024	$8.61	.26	— [c]	.26	(.26)	—	(.26)	$8.61	3.03	$4,656.58		3.01	18
May 31, 2023	8.82	.23	(.22)	.01	(.22)	—	(.22)	8.61	.20	5,090.60		2.64	16
May 31, 2022	9.63	.18	(.78)	(.60)	(.19)	(.02)	(.21)	8.82	(6.37)	5,328.57		1.96	25
May 31, 2021	9.46	.19	.22	.41	(.20)	(.04)	(.24)	9.63	4.30	6,791.57		2.03	12
May 31, 2020	9.37	.22	.10	.32	(.22)	(.01)	(.23)	9.46	3.41	3,398.59		2.41	14
Class Y
May 31, 2024	$8.61	.26	(.01)	.25	(.25)	—	(.25)	$8.61	2.99	$120,750.63		2.97	18
May 31, 2023	8.82	.22	(.21)	.01	(.22)	—	(.22)	8.61	.17	103,016.65		2.60	16
May 31, 2022	9.63	.18	(.79)	(.61)	(.18)	(.02)	(.20)	8.82	(6.40)	87,088.61		1.93	25
May 31, 2021	9.46	.19	.22	.41	(.20)	(.04)	(.24)	9.63	4.27	72,862.61		2.01	12
May 31, 2020	9.37	.21	.10	.31	(.21)	(.01)	(.22)	9.46	3.38	54,063.62		2.38	14

a Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

b Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

c Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

10  Minnesota Tax Exempt Income Fund

Notes to financial statements 5/31/24

Unless otherwise noted, the “reporting period” represents the period from June 1, 2023 through May 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton and an affiliate of Putnam Management
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Minnesota Tax Exempt Income Fund (the fund) is a Massachusetts business trust, which is registered under the 1940 Act as a diversified open-end management investment company. The goal of the fund is to seek as high a level of current income exempt from federal income tax and Minnesota personal income tax as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in bonds that pay interest that is exempt from federal income tax and Minnesota personal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (i.e., three years or longer). Under normal circumstances, Putnam Management invests at least 80% of the fund’s net assets in tax-exempt investments. Tax-exempt investments are issued by or for states, territories or possessions of the United States or by their political subdivisions, agencies, authorities or other government entities, and the income from these investments is exempt from both federal and Minnesota personal income tax. This investment policy cannot be changed without the approval of the fund’s shareholders. Interest income from private activity bonds may be subject to federal AMT for individuals. These investments are not included for the purpose of complying with the 80% investment policy. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 4.00%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class B*	None	5.00% phased out over six years	Converts to class A shares after 8 years
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class R6†	None	None	None
Class Y†	None	None	None
* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.
† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the fund, including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued

Minnesota Tax Exempt Income Fund 11

based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging and gaining exposure to interest rate and term structure risk.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At May 31, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$1,813,090	$1,544,965	$3,358,055

12 Minnesota Tax Exempt Income Fund

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from amortization and accretion. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $105,007 to decrease undistributed net investment income and $105,007 to decrease accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$1,361,343
Unrealized depreciation	(7,525,352)
Net unrealized depreciation	(6,164,009)
Undistributed ordinary income	—
Undistributed tax-exempt income	111,243
Capital loss carryforward	(3,358,055)
Cost for federal income tax purposes	$185,422,565

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.590%	of the first $5 billion,
0.540%	of the next $5 billion,
0.490%	of the next $10 billion,
0.440%	of the next $10 billion,
0.390%	of the next $50 billion,
0.370%	of the next $50 billion,
0.360%	of the next $100 billion and
0.355%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.426% of the fund’s average net assets.

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of the fund. In addition, effective July 15, 2024, Franklin Advisers has retained Putnam Management as a sub-adviser for the fund pursuant to a new sub-advisory agreement between Franklin Advisers and Putnam Management.

Putnam Management has contractually agreed, through September 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL. Effective July 15, 2024, Putnam Management transferred its sub-management contract with PIL in respect of the fund to Franklin Advisers.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, for the period from January 1, 2024 until January 31, 2024, Putnam Management and PIL continued to provide uninterrupted services with respect to the fund pursuant to interim investment management and sub-management contracts (together, the “Interim Advisory Contracts”) that were approved by the Board of Trustees. The terms of the Interim Advisory Contracts were identical to those of the Previous Advisory Contracts, except for the term of the contracts and those provisions required by regulation. On January 31, 2024, new investment management and sub-management contracts were approved by fund shareholders at a shareholder meeting held in connection with the Transaction (together, the “New Advisory Contracts”). The New Advisory Contracts took effect on January 31, 2024 and replaced the Interim Advisory Contracts. The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Effective June 1, 2024, under an agreement with Putnam Management, Franklin Templeton Services will provide certain administrative services to the fund. The fee for those services will be paid by Putnam Management based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$52,164
Class B	40
Class C	3,239
Class R6	2,392
Class Y	104,308
Total	$162,143

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,148 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $143, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under

Minnesota Tax Exempt Income Fund 13

the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$139,027
Class B	1.00%	0.85%	359
Class C	1.00%	1.00%	34,514
Total			$173,900

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $2,506 from the sale of class A shares and received no monies and $500 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$50,502,336	$29,456,380
U.S. government securities (Long-term)	—	—
Total	$50,502,336	$29,456,380

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	YEAR ENDED 5/31/24		YEAR ENDED 5/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	667,781	$5,814,201	1,451,723	$12,345,576
Shares issued in connection with reinvestment of distributions	163,234	1,404,372	147,916	1,270,919
	831,015	7,218,573	1,599,639	13,616,495
Shares repurchased	(1,375,101)	(11,861,824)	(1,465,793)	(12,646,914)
Net increase (decrease)	(544,086)	$(4,643,251)	133,846	$969,581
	YEAR ENDED 5/31/24		YEAR ENDED 5/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	2	$17
Shares issued in connection with reinvestment of distributions	101	858	182	1,559
	101	858	184	1,576
Shares repurchased	(5,417)	(44,731)	(7,166)	(60,779)
Net decrease	(5,316)	$(43,873)	(6,982)	$(59,203)
	YEAR ENDED 5/31/24		YEAR ENDED 5/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	61,612	$528,357	64,680	$557,704
Shares issued in connection with reinvestment of distributions	7,218	62,011	6,953	59,573
	68,830	590,368	71,633	617,277
Shares repurchased	(162,064)	(1,398,410)	(172,199)	(1,475,963)
Net decrease	(93,234)	$(808,042)	(100,566)	$(858,686)
	YEAR ENDED 5/31/24		YEAR ENDED 5/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	157,888	$1,373,498	317,231	$2,749,997
Shares issued in connection with reinvestment of distributions	16,535	142,605	14,630	126,033
	174,423	1,516,103	331,861	2,876,030
Shares repurchased	(225,108)	(1,938,346)	(344,782)	(2,944,002)
Net decrease	(50,685)	$(422,243)	(12,921)	$(67,972)

14 Minnesota Tax Exempt Income Fund

	YEAR ENDED 5/31/24		YEAR ENDED 5/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	6,470,064	$55,438,403	9,379,336	$80,529,288
Shares issued in connection with reinvestment of distributions	379,260	3,273,291	269,224	2,318,129
	6,849,324	58,711,694	9,648,560	82,847,417
Shares repurchased	(4,795,044)	(40,602,443)	(7,556,014)	(64,784,245)
Net increase	2,054,280	$18,109,251	2,092,546	$18,063,172

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 5/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/24
Short-term investments
Putnam Short Term Investment Fund Class P‡	$281,599	$54,813,429	$54,508,282	$87,673	$586,746
Total Short-term investments	$281,599	$54,813,429	$54,508,282	$87,673	$586,746
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund focuses a majority of its investments in the state of Minnesota and may be affected by economic and political developments in that state.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

OTC total return swap contracts (notional)	$820,000

As of the close of the reporting period, the fund did not hold any derivative instruments.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Swaps	Total
Interest rate contracts	$16,750	$16,750
Total	$16,750	$16,750
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Swaps	Total
Interest rate contracts	$(35,069)	$(35,069)
Total	$(35,069)	$(35,069)

Minnesota Tax Exempt Income Fund 15

Federal tax information (Unaudited)

The fund has designated $4,809,576 of dividends paid from net investment income during the reporting period as tax exempt for federal income tax purposes.

The Form 1099 that will be mailed to you in January 2025 will show the tax status of all distributions paid to your account in calendar 2024.

16 Minnesota Tax Exempt Income Fund

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes (Unaudited)

January 31, 2024 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
7,811,922	202,698	2,058,961

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
7,819,728	179,160	2,074,693

All tabulations are rounded to the nearest whole number.

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

Board approval of management and subadvisory agreements

Not applicable

Minnesota Tax Exempt Income Fund 17

© 2024 Franklin Templeton. All rights reserved.	39049-AFSOI 07/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 19. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Minnesota Tax Exempt Income Fund

By (Signature and Title):

/s/ Jeffrey White Jeffrey White Principal Accounting Officer

Date: July 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: July 30, 2024

By (Signature and Title):

/s/ Jeffrey White Jeffrey White Principal Financial Officer

Date: July 30, 2024